091-04807-m

January 20, 2009

For Internal Use Only
Sec File No. 9-

JAN 22 2009

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and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FO[redacted]

Part I **Initial Listing Report**

09050638

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   NASDAQ OMX BX, Inc. (traded pursuant to unlisted trading privileges)
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open End Management Investment Company
3. Class of New Derivative Securities Product:
   Exchange Traded Fund
4. Name of Underlying Instrument:
   First Trust ISE Global Engineering and Construction Index Fund Exchange Traded Fund
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   FLM
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Listed on: NYSE, NASDAQ, ASX, Borsa Italiana, Deutsche Borse, Euronext Paris, Toronto, London, Merc Cont Esp, OMX, SWS Swiss, Tokyo, Hong Kong
8. Settlement Methodology of New Derivative Securities Product:
   Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
   N/A

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
John A. Zecca

Title:
Chief Regulatory Officer

Telephone Number:
+1 301 978-8498

Manual Signature of Official Responsible for Form:

Date: **January 20, 2009**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 22 2009